NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
6,845,683 shares (cost $59,103,320)	$63,153,476
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2,038,005 shares (cost $15,041,191)	17,278,613
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
6,828,185 shares (cost $36,185,949)	37,552,288
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
4,509,837 shares (cost $42,601,151)	44,880,997
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
894,760 shares (cost $6,148,535)	5,335,813
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
472,396 shares (cost $2,655,226)	2,484,238
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2,252,478 shares (cost $14,476,047)	12,947,017
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
5,524,157 shares (cost $42,178,253)	51,253,681
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
6,867,785 shares (cost $22,021,668)	22,661,630
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2,045,061 shares (cost $14,914,661)	15,320,372
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
296,378 shares (cost $5,684,545)	4,558,470
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
71,661 shares (cost $1,056,066)	1,125,090
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
575,646 shares (cost $3,552,785)	3,803,872
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
9,036,562 shares (cost $9,036,562)	9,036,562
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
302,072 shares (cost $1,380,953)	1,357,542
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
480,081 shares (cost $2,961,372)	2,466,563
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
1,778,322 shares (cost $24,553,996)	27,201,921

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2,534,797 shares (cost $22,689,680)	$20,715,883
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
167,178 shares (cost $2,062,213)	2,220,958
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2,969,314 shares (cost $16,691,442)	15,275,934

Total Investments	360,630,919
Total Assets	360,630,919

Accounts Payable	10,275

$360,620,644

Contract Owners’ Equity:
Accumulation units	360,151,299
Contracts in payout (annuitization) period	469,345

Total Contract Owners’ Equity (note 5)	$360,620,644

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

Reinvested dividends	$5,506,577	221,028	350,404	1,384,315	433,981	51,577	-	-
Mortality and expense risk charges (note 2)	(5,048,362)	(892,743)	(253,371)	(551,067)	(626,669)	(76,696)	(31,171)	(132,191)

Net investment income (loss)	458,215	(671,715)	97,033	833,248	(192,688)	(25,119)	(31,171)	(132,191)

Realized gain (loss) on investments	(2,933,210)	2,701,265	756,898	(425,781)	(1,761,199)	(352,266)	(306,460)	(675,218)
Change in unrealized gain (loss) on investments	64,493,682	4,518,701	836,210	1,661,091	10,292,598	1,114,590	999,943	5,146,237

Net gain (loss) on investments	61,560,472	7,219,966	1,593,108	1,235,310	8,531,399	762,324	693,483	4,471,019

Reinvested capital gains	9,198,472	5,973,652	100,871	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$71,217,159	12,521,903	1,791,012	2,068,558	8,338,711	737,205	662,312	4,338,828

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

Reinvested dividends	$188,021	1,891,839	179,585	118,257	-	-	181,831	77,970
Mortality and expense risk charges (note 2)	(723,739)	(309,442)	(182,681)	(53,639)	(12,746)	(39,994)	(243,331)	(21,324)

Net investment income (loss)	(535,718)	1,582,397	(3,096)	64,618	(12,746)	(39,994)	(61,500)	56,646

Realized gain (loss) on investments	433,065	(575,909)	278,354	(826,842)	(203,155)	(144,399)	-	(144,960)
Change in unrealized gain (loss) on investments	9,532,236	6,543,648	2,553,181	1,591,606	511,857	1,143,390	-	180,817

Net gain (loss) on investments	9,965,301	5,967,739	2,831,535	764,764	308,702	998,991	-	35,857

Reinvested capital gains	1,389,535	-	-	190,204	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,819,118	7,550,136	2,828,439	1,019,586	295,956	958,997	(61,500)	92,503

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

Reinvested dividends	$66,751	-	75,631	-	285,387
Mortality and expense risk charges (note 2)	(31,099)	(354,102)	(270,202)	(30,095)	(212,060)

Net investment income (loss)	35,652	(354,102)	(194,571)	(30,095)	73,327

Realized gain (loss) on investments	(1,042,786)	1,008,087	(277,976)	(297,607)	(1,076,321)
Change in unrealized gain (loss) on investments	1,440,316	6,076,492	5,604,315	797,396	3,949,058

Net gain (loss) on investments	397,530	7,084,579	5,326,339	499,789	2,872,737

Reinvested capital gains	-	1,544,210	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$433,182	8,274,687	5,131,768	469,694	2,946,064

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		WRASP		WRBP		WRBDP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$458,215	(5,474,921)	(671,715)	(860,270)	97,033	(332,345)	833,248	(552,443)
Realized gain (loss) on investments	(2,933,210)	11,693,126	2,701,265	4,700,226	756,898	1,373,296	(425,781)	(748,338)
Change in unrealized gain (loss) on investments	64,493,682	(176,560,098)	4,518,701	(32,427,560)	836,210	(6,908,262)	1,661,091	741,101
Reinvested capital gains	9,198,472	10,085,582	5,973,652	5,145,487	100,871	16,268	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,217,159	(160,256,311)	12,521,903	(23,442,117)	1,791,012	(5,851,043)	2,068,558	(559,680)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,757,599	6,648,311	885,271	1,125,768	138,426	182,855	419,380	581,115
Transfers between funds	-	-	887,730	(607,730)	(607,714)	(1,341,281)	4,296,381	(240,343)
Redemptions (note 3)	(54,309,429)	(48,537,392)	(8,603,810)	(7,424,699)	(2,669,739)	(2,583,081)	(6,328,121)	(4,732,712)
Annuity benefits	(117,713)	(136,285)	(35,416)	(40,850)	(10,600)	(12,695)	(8,616)	(5,301)
Contract maintenance charges (note 2)	(92,113)	(90,289)	(14,278)	(13,552)	(5,056)	(5,256)	(8,850)	(7,910)
Contingent deferred sales charges (note 2)	(421,511)	(492,953)	(66,047)	(74,763)	(17,917)	(24,020)	(64,158)	(39,139)
Adjustments to maintain reserves	(12,280)	76,965	(1,302)	11,577	(472)	9,999	(542)	4,011

Net equity transactions	(50,195,447)	(42,531,643)	(6,947,852)	(7,024,249)	(3,173,072)	(3,773,479)	(1,694,526)	(4,440,279)

Net change in contract owners’ equity	21,021,712	(202,787,954)	5,574,051	(30,466,366)	(1,382,060)	(9,624,522)	374,032	(4,999,959)
Contract owners’ equity beginning of period	339,598,932	542,386,886	57,578,423	88,044,789	18,660,213	28,284,735	37,177,702	42,177,661

Contract owners’ equity end of period	$360,620,644	339,598,932	63,152,474	57,578,423	17,278,153	18,660,213	37,551,734	37,177,702

CHANGES IN UNITS:
Beginning units	34,841,910	38,588,601	3,329,086	3,718,336	1,747,854	2,062,353	2,873,813	3,221,370
Units purchased	4,614,860	5,760,530	300,429	444,867	74,944	96,179	639,185	600,957
Units redeemed	(9,803,378)	(9,507,221)	(664,980)	(834,117)	(371,599)	(410,678)	(769,952)	(948,514)

Ending units	29,653,510	34,841,910	2,964,532	3,329,086	1,451,196	1,747,854	2,743,047	2,873,813

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRCEP		WRDIV		WRENG		WRGNR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(192,688)	(844,458)	(25,119)	(108,156)	(31,171)	(40,757)	(132,191)	(32,769)
Realized gain (loss) on investments	(1,761,199)	745,230	(352,266)	288,435	(306,460)	58,166	(675,218)	488,054
Change in unrealized gain (loss) on investments	10,292,598	(28,167,744)	1,114,590	(3,550,262)	999,943	(1,781,579)	5,146,237	(10,829,139)
Reinvested capital gains	-	1,630,660	-	11,040	-	2,518	-	642,274

Net increase (decrease) in contract owners’ equity resulting from operations	8,338,711	(26,636,312)	737,205	(3,358,943)	662,312	(1,761,652)	4,338,828	(9,731,580)

Equity transactions:
Purchase payments received from contract owners (note 3)	369,861	612,460	77,781	149,107	46,711	194,448	157,265	364,007
Transfers between funds	(2,022,565)	(3,983,352)	(205,611)	670,768	377,104	680,225	3,785,918	5,479
Redemptions (note 3)	(6,179,575)	(6,117,237)	(768,006)	(695,586)	(173,823)	(229,330)	(959,533)	(800,242)
Annuity benefits	(2,929)	(3,189)	(80)	(130)	(401)	(620)	(224)	(387)
Contract maintenance charges (note 2)	(12,505)	(13,008)	(976)	(939)	(498)	(444)	(2,209)	(2,236)
Contingent deferred sales charges (note 2)	(49,554)	(64,175)	(5,507)	(5,826)	(1,079)	(1,667)	(7,407)	(8,438)
Adjustments to maintain reserves	(882)	1,136	415	(208)	(140)	7,299	(696)	5,077

Net equity transactions	(7,898,149)	(9,567,365)	(901,984)	117,186	247,874	649,911	2,973,114	(436,740)

Net change in contract owners’ equity	440,562	(36,203,677)	(164,779)	(3,241,757)	910,186	(1,111,741)	7,311,942	(10,168,320)
Contract owners’ equity beginning of period	44,439,452	80,643,129	5,500,347	8,742,104	1,573,573	2,685,314	5,634,623	15,802,943

Contract owners’ equity end of period	$44,880,014	44,439,452	5,335,568	5,500,347	2,483,759	1,573,573	12,946,565	5,634,623

CHANGES IN UNITS:
Beginning units	6,029,933	7,032,864	548,319	550,078	215,075	194,811	693,314	738,145
Units purchased	248,964	237,829	74,463	174,229	133,810	164,225	406,117	152,334
Units redeemed	(1,295,324)	(1,240,760)	(164,711)	(175,988)	(103,449)	(143,961)	(168,244)	(197,165)

Ending units	4,983,574	6,029,933	458,071	548,319	245,438	215,075	931,185	693,314

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRGP		WRHIP		WRIP		WRI2P

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(535,718)	(1,088,901)	1,582,397	(196,996)	(3,096)	(220,265)	64,618	(61,867)
Realized gain (loss) on investments	433,065	1,989,401	(575,909)	(404,451)	278,354	1,470,989	(826,842)	(432,360)
Change in unrealized gain (loss) on investments	9,532,236	(33,771,717)	6,543,648	(4,880,852)	2,553,181	(11,169,513)	1,591,606	(2,794,847)
Reinvested capital gains	1,389,535	704,556	-	-	-	342,216	190,204	98,027

Net increase (decrease) in contract owners’ equity resulting from operations	10,819,118	(32,166,661)	7,550,136	(5,482,299)	2,828,439	(9,576,573)	1,019,586	(3,191,047)

Equity transactions:
Purchase payments received from contract owners (note 3)	591,198	680,194	338,445	252,691	142,274	255,979	67,215	87,948
Transfers between funds	(3,870,076)	(4,894,140)	987,531	(879,139)	2,483,580	(1,102,036)	434,982	(800,010)
Redemptions (note 3)	(7,024,252)	(5,989,548)	(3,049,152)	(2,161,620)	(1,581,221)	(1,378,392)	(466,043)	(449,309)
Annuity benefits	(15,825)	(19,671)	(3,219)	(3,067)	(8,241)	(11,460)	(457)	(360)
Contract maintenance charges (note 2)	(14,006)	(14,771)	(4,879)	(4,068)	(3,091)	(3,208)	(706)	(768)
Contingent deferred sales charges (note 2)	(49,906)	(55,264)	(22,551)	(29,354)	(14,235)	(12,933)	(4,147)	(5,093)
Adjustments to maintain reserves	(3,134)	2,559	(1,891)	7,111	(980)	6,571	(55)	5,103

Net equity transactions	(10,386,001)	(10,290,641)	(1,755,716)	(2,817,446)	1,018,086	(2,245,479)	30,789	(1,162,489)

Net change in contract owners’ equity	433,117	(42,457,302)	5,794,420	(8,299,745)	3,846,525	(11,822,052)	1,050,375	(4,353,536)
Contract owners’ equity beginning of period	50,819,552	93,276,854	16,865,895	25,165,640	11,473,294	23,295,346	3,507,961	7,861,497

Contract owners’ equity end of period	$51,252,669	50,819,552	22,660,315	16,865,895	15,319,819	11,473,294	4,558,336	3,507,961

CHANGES IN UNITS:
Beginning units	7,038,432	8,111,142	1,458,538	1,676,221	1,417,003	1,640,519	341,773	435,987
Units purchased	271,342	363,829	290,069	135,841	370,712	168,761	84,989	71,515
Units redeemed	(1,638,482)	(1,436,539)	(390,175)	(353,524)	(273,900)	(392,277)	(97,776)	(165,729)

Ending units	5,671,291	7,038,432	1,358,433	1,458,538	1,513,817	1,417,003	328,987	341,773

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMIC		WRMCG		WRMMP		WRMSP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(12,746)	(14,748)	(39,994)	(38,144)	(61,500)	102,973	56,646	(11,892)
Realized gain (loss) on investments	(203,155)	(23,242)	(144,399)	(25,386)	-	-	(144,960)	(53,206)
Change in unrealized gain (loss) on investments	511,857	(602,015)	1,143,390	(1,167,425)	-	-	180,817	(174,462)
Reinvested capital gains	-	-	-	36,586	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	295,956	(640,005)	958,997	(1,194,369)	(61,500)	102,973	92,503	(239,560)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,032	18,782	31,050	66,480	887,900	1,273,523	16,995	23,484
Transfers between funds	282,373	(152,564)	1,191,334	143,095	(7,068,208)	16,992,862	44,914	(80,776)
Redemptions (note 3)	(122,985)	(82,672)	(348,219)	(235,766)	(7,221,657)	(8,250,066)	(331,859)	(163,012)
Annuity benefits	-	(62)	(309)	(377)	(840)	(869)	(645)	(149)
Contract maintenance charges (note 2)	(207)	(224)	(508)	(349)	(4,322)	(3,118)	(196)	(217)
Contingent deferred sales charges (note 2)	(524)	(666)	(3,893)	(1,448)	(34,924)	(79,663)	(660)	(674)
Adjustments to maintain reserves	(139)	719	(473)	3,475	296	600	975	1,226

Net equity transactions	175,550	(216,687)	868,982	(24,890)	(13,441,755)	9,933,269	(270,476)	(220,118)

Net change in contract owners’ equity	471,506	(856,692)	1,827,979	(1,219,259)	(13,503,255)	10,036,242	(177,973)	(459,678)
Contract owners’ equity beginning of period	653,481	1,510,173	1,975,495	3,194,754	22,539,388	12,503,146	1,535,485	1,995,163

Contract owners’ equity end of period	$1,124,987	653,481	3,803,474	1,975,495	9,036,133	22,539,388	1,357,512	1,535,485

CHANGES IN UNITS:
Beginning units	82,643	97,938	233,592	237,472	2,081,236	1,162,836	162,167	184,954
Units purchased	58,622	24,097	151,064	61,591	819,621	2,216,374	71,908	67,727
Units redeemed	(38,999)	(39,392)	(73,346)	(65,471)	(2,061,346)	(1,297,974)	(101,280)	(90,514)

Ending units	102,263	82,643	311,310	233,592	839,513	2,081,236	132,919	162,167

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRRESP		WRSTP		WRSCP		WRSCV

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$35,652	(38,272)	(354,102)	(459,656)	(194,571)	(380,699)	(30,095)	(24,958)
Realized gain (loss) on investments	(1,042,786)	(254,335)	1,008,087	1,150,656	(277,976)	973,522	(297,607)	(222,036)
Change in unrealized gain (loss) on investments	1,440,316	(1,345,125)	6,076,492	(14,129,449)	5,604,315	(14,089,581)	797,396	(398,393)
Reinvested capital gains	-	58,379	1,544,210	821,795	-	371,153	-	49,013

Net increase (decrease) in contract owners’ equity resulting from operations	433,182	(1,579,353)	8,274,687	(12,616,654)	5,131,768	(13,125,605)	469,694	(596,374)

Equity transactions:
Purchase payments received from contract owners (note 3)	28,702	71,483	259,651	205,537	154,555	172,919	8,075	41,608
Transfers between funds	(4,954)	(343,214)	(137,315)	(1,607,105)	122,516	(1,899,462)	81	413,402
Redemptions (note 3)	(300,916)	(383,305)	(3,239,381)	(2,113,219)	(2,557,863)	(2,062,039)	(321,063)	(135,451)
Annuity benefits	-	(69)	(16,246)	(19,199)	-	(30)	-	(43)
Contract maintenance charges (note 2)	(433)	(620)	(7,952)	(7,687)	(6,696)	(6,827)	(394)	(341)
Contingent deferred sales charges (note 2)	(3,221)	(4,546)	(31,252)	(27,039)	(23,840)	(24,332)	(1,448)	(1,273)
Adjustments to maintain reserves	(74)	673	(2,064)	8,808	(1,073)	252	203	328

Net equity transactions	(280,896)	(659,598)	(3,174,559)	(3,559,904)	(2,312,401)	(3,819,519)	(314,546)	318,230

Net change in contract owners’ equity	152,286	(2,238,951)	5,100,128	(16,176,558)	2,819,367	(16,945,124)	155,148	(278,144)
Contract owners’ equity beginning of period	2,314,141	4,553,092	22,100,572	38,277,130	17,896,075	34,841,199	2,065,728	2,343,872

Contract owners’ equity end of period	$2,466,427	2,314,141	27,200,700	22,100,572	20,715,442	17,896,075	2,220,876	2,065,728

CHANGES IN UNITS:
Beginning units	256,666	318,204	2,426,938	2,736,962	2,052,959	2,395,530	226,716	187,229
Units purchased	81,465	80,666	172,551	208,192	185,571	120,335	30,027	110,437
Units redeemed	(113,699)	(142,204)	(491,183)	(518,216)	(448,390)	(462,906)	(65,053)	(70,950)

Ending units	224,433	256,666	2,108,301	2,426,938	1,790,137	2,052,959	191,692	226,716

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRVP		WRLBP

	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$73,327	(270,298)	-	-
Realized gain (loss) on investments	(1,076,321)	618,505	-	-
Change in unrealized gain (loss) on investments	3,949,058	(9,113,274)	-	-
Reinvested capital gains	-	155,610	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,946,064	(8,609,457)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	119,812	287,923	-	-
Transfers between funds	(978,001)	(974,679)	-	-
Redemptions (note 3)	(2,062,211)	(2,550,106)	-	-
Annuity benefits	(13,665)	(17,598)	-	(159)
Contract maintenance charges (note 2)	(4,351)	(4,746)	-	-
Contingent deferred sales charges (note 2)	(19,241)	(32,640)	-	-
Adjustments to maintain reserves	(252)	490	-	159

Net equity transactions	(2,957,909)	(3,291,356)	-	-

Net change in contract owners’ equity	(11,845)	(11,900,813)	-	-
Contract owners’ equity beginning of period	15,287,532	27,188,345	-	-

Contract owners’ equity end of period	$15,275,687	15,287,532	-	-

CHANGES IN UNITS:
Beginning units	1,625,853	1,885,650	-	-
Units purchased	149,007	260,545	-	-
Units redeemed	(471,490)	(520,342)	-	-

Ending units	1,303,371	1,625,853	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

At December 31, 2009, contract owners were invested in all of the above funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charges - Recurring	1.35%
CDSC Option:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges* :	2.45%
*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$1,498,137	$271,934	$94,945	$223,805	$160,566	$18,498	$6,218	$30,822
1.4%	858,924	138,310	33,455	93,731	102,305	15,120	6,220	21,556
1.45%	70,748	13,159	6,567	5,555	13,012	35	-	429
1.5%	1,601,527	264,981	52,335	124,615	231,956	23,605	11,038	48,309
1.55%	166,913	24,248	19,488	13,919	28,698	2,583	416	2,618
1.6%	16,522	905	2,876	1,600	3,493	-	-	213
1.65%	112,951	23,715	1,392	4,896	7,233	6,369	3,174	10,716
1.7%	6,305	822	409	1,358	1,195	-	-	121
1.75%	15,008	4,740	1,354	1,530	797	121	4	377
1.8%	375,256	81,299	20,292	38,033	41,669	7,238	2,046	10,370
1.85%	91,204	23,457	8,913	13,245	7,379	1,065	249	1,292
1.9%	48,698	6,659	210	5,508	5,089	362	6	887
1.95%	145,670	32,231	6,383	18,746	16,177	1,082	802	3,164
2%	31,700	3,607	4,752	3,521	6,942	298	549	831
2.05%	4,555	1,556	-	532	139	246	134	210
2.2%	1,879	392	-	127	-	-	145	117
2.35%	2,365	728	-	346	19	74	170	159

Totals	$5,048,362	$892,743	$253,371	$551,067	$626,669	$76,696	$31,171	$132,191

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

1.35%	$180,931	$84,559	$53,254	$15,599	$2,577	$11,745	$100,704	$5,526
1.4%	152,391	46,821	38,816	9,285	4,595	6,561	43,408	3,877
1.45%	15,937	3,589	1,501	15	246	72	1,305	50
1.5%	245,696	114,877	57,582	15,345	2,147	11,284	60,857	7,712
1.55%	20,838	15,348	4,770	1,636	474	703	7,665	611
1.6%	3,676	252	667	130	146	40	419	-
1.65%	8,864	3,304	5,127	4,310	860	3,987	829	459
1.7%	369	216	438	50	61	108	47	-
1.75%	1,324	2,251	205	2	-	90	275	37
1.8%	46,481	21,554	12,008	4,746	895	3,491	13,424	2,254
1.85%	14,161	4,348	841	717	381	316	3,647	46
1.9%	7,682	3,883	1,558	981	84	408	1,958	-
1.95%	18,547	7,599	4,936	327	116	865	8,780	143
2%	5,809	715	699	319	164	315	13	609
2.05%	301	66	170	173	-	-	-	-
2.2%	339	60	105	-	-	-	-	-
2.35%	393	-	4	4	-	9	-	-

	$723,739	$309,442	$182,681	$53,639	$12,746	$39,994	$243,331	$21,324

	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$6,722	$93,944	$67,844	$6,454	$61,490
1.4%	5,877	53,443	52,142	4,008	27,003
1.45%	25	3,003	3,374	46	2,828
1.5%	13,526	130,370	99,962	12,958	72,372
1.55%	367	11,955	4,903	410	5,263
1.6%	236	408	694	124	643
1.65%	1,037	13,545	7,122	1,421	4,591
1.7%	57	473	206	-	375
1.75%	6	529	422	86	858
1.8%	1,513	26,246	16,915	3,243	21,539
1.85%	614	4,419	2,875	589	2,650
1.9%	478	4,518	5,656	243	2,528
1.95%	429	9,364	6,911	503	8,565
2%	212	1,270	501	-	574
2.05%	-	274	54	-	700
2.2%	-	328	198	-	68
2.35%	-	13	423	10	13

	$31,099	$354,102	$270,202	$30,095	$212,060

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $1,057,019 and $773,050, respectively, and total transfers from the Account to the fixed account were $6,240,267 and $5,861,073, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $810,788 and $234,233 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$360,630,919	0	$360,630,919

Accounts Payable of $10,275 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	$8,439,537	$7,391,873
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	809,756	3,031,414
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	7,175,316	8,473,492
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	978,613	10,830,439
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	579,890	1,861,326
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,050,210	1,141,922
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	4,013,010	1,848,075
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	2,000,449	11,097,989
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	4,031,831	4,788,667
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	3,028,052	1,737,042
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	1,171,008	1,712,686
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	480,263	520,820
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	1,446,763	763,919
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	5,917,277	19,420,634
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	769,301	1,130,357
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	651,403	1,939,684
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	2,457,094	3,437,226
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,217,492	4,002,173
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	237,805	880,296
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	1,040,251	5,001,443

Total	$47,495,321	$91,011,477

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	1.35%	to	2.35%	2,964,532	$21.54	to	20.46	$63,045,401	0.37%	23.36%	to	22.11%
2008	1.35%	to	2.35%	3,329,086	17.46	to	16.75	57,472,124	0.40%	-26.8%	to	-27.54%
2007	1.35%	to	2.35%	3,718,336	23.85	to	23.12	87,863,503	0.63%	42.16%	to	40.71%
2006	1.35%	to	2.35%	3,918,895	16.78	to	16.43	65,218,693	0.37%	18.53%	to	17.33%
2005	1.35%	to	2.35%	3,760,076	14.15	to	14	52,875,526	0.88%	22.6%	to	21.36%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	1.35%	to	2.00%	1,451,196	12.02	to	11.32	17,240,292	2.04%	11.7%	to	10.96%
2008	1.35%	to	2.00%	1,747,854	10.76	to	10.2	18,615,708	0.10%	-22.06%	to	-22.58%
2007	1.35%	to	2.05%	2,062,353	13.81	to	13.13	28,222,635	1.34%	12.12%	to	11.32%
2006	1.35%	to	2.05%	2,324,511	12.32	to	11.79	28,404,350	1.35%	9.71%	to	8.94%
2005	1.35%	to	2.00%	2,595,655	11.22	to	10.85	28,950,337	1.20%	3.6%	to	2.92%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	1.35%	to	2.35%	2,743,047	13.8	to	12.16	37,472,944	3.68%	5.72%	to	4.65%
2008	1.35%	to	2.35%	2,873,813	13.05	to	11.62	37,153,746	0.09%	-1.04%	to	-2.05%
2007	1.35%	to	2.35%	3,221,370	13.19	to	11.86	42,152,136	4.22%	4.23%	to	3.17%
2006	1.35%	to	2.20%	2,371,516	12.65	to	12.01	29,788,566	4.24%	2.84%	to	1.96%
2005	1.35%	to	2.45%	2,588,466	12.3	to	11.24	31,652,527	4.24%	0.25%	to	-0.87%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	1.35%	to	2.35%	4,983,574	9.11	to	8.79	44,868,861	1.03%	22.35%	to	21.11%
2008	1.35%	to	2.35%	6,029,933	7.45	to	7.26	44,434,406	0.17%	-35.65%	to	-36.31%
2007	1.35%	to	2.35%	7,032,864	11.57	to	11.4	80,632,331	0.60%	12.48%	to	11.33%
2006	1.35%	to	2.35%	7,927,237	10.29	to	10.24	80,921,020	0.86%	15.41%	to	14.25%
2005	1.35%	to	2.45%	8,743,699	8.92	to	8.92	77,442,483	0.32%	7.54%	to	6.34%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	1.35%	to	2.35%	458,071	11.74	to	11.08	5,335,568	1.01%	16.29%	to	15.11%
2008	1.35%	to	2.35%	548,319	10.1	to	9.63	5,500,347	0.08%	-36.78%	to	-37.42%
2007	1.35%	to	2.35%	550,078	15.97	to	15.39	8,740,487	0.95%	15.13%	to	13.96%
2006	1.35%	to	2.35%	476,820	13.87	to	13.5	6,589,536	1.53%	14.35%	to	13.2%
2005	1.35%	to	2.35%	309,778	12.13	to	11.93	3,748,701	1.51%	11.51%	to	10.38%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	1.35%	to	2.35%	245,438	10.15	to	9.77	2,476,432	0.00%	38.58%	to	37.18%
2008	1.35%	to	2.35%	215,075	7.32	to	7.13	1,567,938	0.08%	-46.88%	to	-47.42%
2007	1.35%	to	2.35%	194,811	13.78	to	13.55	2,678,048	0.48%	49.24%	to	47.72%
2006	1.35%	to	2.35%	70,259	9.24	to	9.17	648,159	1.04%	-7.65%	to	-8.27%
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	1.35%	to	2.35%	931,185	13.99	to	13.35	12,942,249	0.00%	71.3%	to	69.56%
2008	1.35%	to	2.35%	693,314	8.17	to	7.87	5,631,938	1.24%	-61.98%	to	-62.37%
2007	1.35%	to	2.35%	738,145	21.48	to	20.93	15,798,105	0.03%	41.56%	to	40.11%
2006	1.35%	to	2.35%	639,137	15.18	to	14.93	9,677,880	0.43%	23.8%	to	22.55%
2005	1.35%	to	2.35%	315,436	12.26	to	12.19	3,863,489	0.00%	22.58%	to	21.86%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	1.35%	to	2.35%	5,671,291	9.14	to	8.95	51,201,683	0.39%	25.36%	to	24.09%
2008	1.35%	to	2.35%	7,038,432	7.29	to	7.21	50,774,492	0.00%	-37.14%	to	-37.77%
2007	1.35%	to	2.35%	8,111,142	11.59	to	11.59	93,186,321	0.00%	24.11%	to	22.84%
2006	1.35%	to	2.35%	9,149,805	9.34	to	9.43	84,807,410	0.00%	3.62%	to	2.58%
2005	1.35%	to	2.45%	10,725,358	9.01	to	9.15	96,066,648	0.00%	9.73%	to	8.51%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	1.35%	to	2.20%	1,358,433	$16.86	to	15.59	$22,635,236	9.14%	44.44%	to	43.2%
2008	1.35%	to	2.20%	1,458,538	11.67	to	10.88	16,849,168	0.60%	-22.87%	to	-23.54%
2007	1.35%	to	2.20%	1,676,221	15.13	to	14.24	25,145,145	7.58%	2.45%	to	1.56%
2006	1.35%	to	2.20%	1,736,065	14.77	to	14.02	25,446,864	7.01%	8.78%	to	7.85%
2005	1.35%	to	2.45%	1,820,885	13.58	to	12.1	24,568,494	7.19%	1.16%	to	0.04%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	1.35%	to	2.35%	1,513,817	10.21	to	10	15,292,605	1.43%	25.18%	to	23.91%
2008	1.35%	to	2.35%	1,417,003	8.16	to	8.07	11,443,699	0.23%	-42.93%	to	-43.51%
2007	1.35%	to	2.35%	1,640,519	14.29	to	14.29	23,234,366	0.57%	19.65%	to	18.43%
2006	1.35%	to	2.35%	1,675,055	11.94	to	12.07	19,858,130	0.62%	19.36%	to	18.15%
2005	1.35%	to	2.45%	1,675,787	10.01	to	10.16	16,668,810	2.07%	14.91%	to	13.63%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	1.35%	to	2.35%	328,987	13.94	to	13.16	4,548,077	3.29%	35.12%	to	33.75%
2008	1.35%	to	2.35%	341,773	10.31	to	9.84	3,502,688	0.42%	-43.04%	to	-43.62%
2007	1.35%	to	2.35%	435,987	18.11	to	17.45	7,856,863	1.76%	8.39%	to	7.28%
2006	1.35%	to	2.35%	372,397	16.71	to	16.26	6,198,628	2.08%	27.87%	to	26.58%
2005	1.35%	to	2.35%	277,772	13.07	to	12.85	3,620,455	2.94%	9.67%	to	8.56%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	1.35%	to	2.00%	102,263	11.08	to	10.67	1,124,052	0.00%	39.38%	to	38.46%
2008	1.35%	to	2.00%	82,643	7.95	to	7.71	652,769	0.00%	-48.74%	to	-49.08%
2007	1.35%	to	2.05%	97,938	15.5	to	15.1	1,509,253	0.00%	5.04%	to	4.29%
2006	1.35%	to	2.35%	102,887	14.76	to	14.36	1,511,925	0.00%	10.75%	to	9.63%
2005	1.35%	to	2.05%	72,133	13.33	to	13.17	958,458	0.00%	19.24%	to	18.4%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	1.35%	to	2.35%	311,310	12.27	to	11.71	3,797,671	0.00%	44.68%	to	43.22%
2008	1.35%	to	2.35%	233,592	8.48	to	8.18	1,971,221	0.03%	-37.09%	to	-37.73%
2007	1.35%	to	2.35%	237,472	13.48	to	13.13	3,190,100	0.02%	11.09%	to	9.96%
2006	1.35%	to	2.35%	200,713	12.14	to	11.94	2,430,404	0.47%	7.1%	to	6.01%
2005	1.35%	to	2.35%	96,851	11.33	to	11.27	1,096,597	0.00%	13.34%	to	12.67%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	1.35%	to	2.00%	839,513	10.88	to	10.24	9,035,657	1.07%	-0.35%	to	-1%
2008	1.35%	to	2.00%	2,081,236	10.91	to	10.35	22,538,070	2.04%	0.8%	to	0.14%
2007	1.35%	to	2.00%	1,162,836	10.83	to	10.33	12,500,970	4.40%	3.2%	to	2.51%
2006	1.35%	to	2.00%	971,840	10.49	to	10.08	10,122,093	4.27%	2.91%	to	2.24%
2005	1.35%	to	2.00%	732,547	10.19	to	9.86	7,426,008	2.39%	1.11%	to	0.45%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	1.35%	to	2.00%	132,919	10.18	to	9.82	1,343,830	5.39%	6.91%	to	6.2%
2008	1.35%	to	2.00%	162,167	9.52	to	9.25	1,533,287	0.89%	-12.15%	to	-12.73%
2007	1.35%	to	2.05%	184,954	10.84	to	10.58	1,993,506	3.28%	2%	to	1.27%
2006	1.35%	to	2.05%	190,007	10.62	to	10.44	2,011,435	4.94%	3.36%	to	2.63%
2005	1.35%	to	2.05%	163,997	10.28	to	10.17	1,682,515	5.37%	0.62%	to	-0.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	1.35%	to	2.00%	224,433	11.06	to	10.67	2,465,572	3.16%	21.95%	to	21.15%
2008	1.35%	to	2.00%	256,666	9.07	to	8.81	2,313,397	0.51%	-36.9%	to	-37.32%
2007	1.35%	to	2.05%	318,204	14.38	to	14.03	4,552,310	0.55%	-17.21%	to	-17.8%
2006	1.35%	to	2.05%	349,831	17.36	to	17.07	6,054,280	0.86%	28.34%	to	27.43%
2005	1.35%	to	2.05%	248,723	13.53	to	13.4	3,358,527	1.86%	9.34%	to	8.57%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	1.35%	to	2.35%	2,108,301	$13.04	to	13.63	$27,148,673	0.00%	41.9%	to	40.46%
2008	1.35%	to	2.35%	2,426,938	9.19	to	9.7	22,049,771	0.00%	-34.78%	to	-35.45%
2007	1.35%	to	2.35%	2,736,962	14.09	to	15.03	38,182,886	0.00%	22.68%	to	21.43%
2006	1.35%	to	2.35%	3,007,223	11.48	to	12.37	34,245,115	0.00%	6.42%	to	5.34%
2005	1.35%	to	2.45%	3,362,523	10.79	to	11.69	36,033,069	0.00%	15.67%	to	14.38%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	1.35%	to	2.35%	1,790,137	11.71	to	10.83	20,714,979	0.42%	32.9%	to	31.56%
2008	1.35%	to	2.35%	2,052,959	8.81	to	8.24	17,895,705	0.00%	-40%	to	-40.61%
2007	1.35%	to	2.35%	2,395,530	14.68	to	13.87	34,840,790	0.00%	11.98%	to	10.83%
2006	1.35%	to	2.35%	2,789,197	13.11	to	12.51	36,279,716	0.00%	3.64%	to	2.59%
2005	1.35%	to	2.35%	3,324,474	12.65	to	12.2	41,782,501	0.00%	11.36%	to	10.24%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	1.35%	to	2.35%	191,692	11.68	to	11.03	2,220,162	0.00%	27.4%	to	26.11%
2008	1.35%	to	2.35%	226,716	9.17	to	8.74	2,065,133	0.25%	-27.13%	to	-27.87%
2007	1.35%	to	2.35%	187,229	12.58	to	12.12	2,343,332	0.01%	-5.43%	to	-6.4%
2006	1.35%	to	2.35%	174,289	13.31	to	12.95	2,309,570	0.14%	15.27%	to	14.11%
2005	1.35%	to	2.35%	180,772	11.54	to	11.35	2,081,246	0.00%	2.75%	to	1.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	1.35%	to	2.35%	1,303,371	11.84	to	10.84	15,241,355	2.01%	24.93%	to	23.67%
2008	1.35%	to	2.35%	1,625,853	9.48	to	8.77	15,246,973	0.23%	-34.71%	to	-35.37%
2007	1.35%	to	2.35%	1,885,650	14.52	to	13.57	27,105,883	0.94%	0.51%	to	-0.51%
2006	1.35%	to	2.35%	2,078,280	14.45	to	13.64	29,765,754	1.03%	15.31%	to	14.14%
2005	1.35%	to	2.45%	2,458,556	12.53	to	11.89	30,588,539	1.40%	3.02%	to	1.87%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	1.35%	to	2.35%	1,084,036	11.92	to	10.75	12,835,126	3.44%	2.56%	to	1.53%
2005	1.35%	to	2.35%	1,203,891	11.62	to	10.59	13,912,999	3.08%	0.31%	to	-0.7%

2009	Reserves for annuity contracts in payout phase:								469,345
2009	Contract owners equity:								$360,620,644
2008	Reserves for annuity contracts in payout phase:								386,352
2008	Contract owners equity:								$339,598,932
2007	Reserves for annuity contracts in payout phase:								657,916
2007	Contract owners equity:								$542,386,886
2006	Reserves for annuity contracts in payout phase:								364,699
2006	Contract owners equity:								$495,489,353
2005	Reserves for annuity contracts in payout phase:								64,529
2005	Contract owners equity:								$478,442,458
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through a reduction in the unit value. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010